Stock-Based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stock-Based Compensation [Line Items]
Expiration of outstanding options	1 year 7 months 6 days
Stock based compensation expense	$ 544,375	$ 195,056
Weighted average grant date fair value of options granted	$ 0.41	$ 0.27
2023 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Shares issued	1,594,800
Percentage of common stock issued and outstanding	4.00%
2021 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Number of shares authorized	4,870,663
Shares available	38,582
Expiration of outstanding options	8 years 6 months
Stock based compensation expense	$ 280,482	$ 57,860
Unrecognized compensation cost	$ 356,000
Recognized weighted average period	2 years 6 months